Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

The following table sets forth the computation of basic and diluted loss per ordinary share for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the Years Ended December 31,
	2024	2023	2022
Net Loss Attributable to Zhongchao Inc.’s shareholders	$(643,229)	$(11,335,911)	$(2,940,891)

Weighted average number of ordinary share outstanding
Basic and Diluted*	5,205,425	2,603,354	2,599,776

Loss per share
Basic and Diluted	$(0.12)	$(4.35)	$(1.13)

*	Retrospectively restated for the effect of share consolidation (see Note 18)